Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	THE TJX COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4908
Entity Tax Identification Number	04-2207613
Entity Address, Address Line One	770 Cochituate Road
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	508
Local Phone Number	390-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	TJX
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000109198